Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Accounts Receivable

	As at December 31,
	2018	2017
Trade receivables	10,582	19,341
Other receivables from joint venture partner	258	210
Goods and services tax receivable	916	1,094
Other receivables	2,979	973
	14,735	21,618